RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounts payable and accrued liabilities	$ 1,180,902		$ 1,180,902		$ 910,251	$ 270,525
Loans from related parties current portion					89,000	$ 37,000
Investment in tenant improvements			$ (334,940)	$ (105,605)	(479,386)
Professional Fees	$ 327,012	$ 172,947	$ 468,568	$ 380,394	$ 862,439	$ 1,000,133
Promissory Note Settlement
Date of Debt Instrument			May 20, 2015
Debt Instrument	200,000		$ 200,000
Debt Instrument, Interest Rate			16.00%
Debt Instrument, Maturity Date			Sep. 01, 2018
Debt Settlement
Date of Debt Instrument			May 19, 2015
Accounts payable and accrued liabilities	89,000		$ 89,000
Dynamic
Accounts payable and accrued liabilities	9,000		9,000
Investment in tenant improvements			43,535
Manager
Salary compensation	50,000		80,000
CEO
Salary compensation	50,000		80,000
COO
Salary compensation	$ 50,000		80,000
CFO
Monthly Consulting Fee			5,500
Monthly Additional Fee			200
Bluechip
Monthly Consulting Fee			8,000
Professional Fees			$ 55,000